Expense Example - iShares Enhanced Large Cap Core Active ETF - iShares Enhanced Large Cap Core Active ETF	Oct. 29, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 23
Expense Example, with Redemption, 3 Years	$ 71